Schedule of Investments - March 31, 2021
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 80.38%	Amount	Value
Advertising - 0.50%
MDC Partners, Inc.
7.500%, 05/01/2024 (r)	$5,532,000	$5,623,333

Aerospace/Defense - 1.73%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	7,538,000	7,592,274
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	4,793,000	5,164,841
TransDigm, Inc.
6.250%, 03/15/2026 (r)	6,194,000	6,574,652
		19,331,767
Airlines - 1.28%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.750%, 04/20/2029 (r)	5,610,000	5,974,089
Delta Air Lines, Inc.
7.000%, 05/01/2025 (r)	4,393,000	5,064,191
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, 10/20/2028 (r)	2,921,000	3,178,845
		14,217,125
Apparel/Textiles - 0.32%
The William Carter Company
5.625%, 03/15/2027 (r)	3,318,000	3,510,859

Auto Loans - 0.51%
Ford Motor Credit Company LLC
5.113%, 05/03/2029 (c)	5,286,000	5,680,864

Auto Parts & Equipment - 2.47%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	3,611,000	3,736,771
Adient US LLC
7.000%, 05/15/2026 (r)	44,000	46,932
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	5,467,000	5,741,990
Clarios Global LP / Clarios US Finance Company
6.250%, 05/15/2026 (r)	6,591,000	7,008,144
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	5,030,000	5,184,044
Meritor, Inc.
4.500%, 12/15/2028 (r)	5,770,000	5,798,129
		27,516,010
Automakers - 1.09%
Ford Motor Company
9.000%, 04/22/2025	5,122,000	6,209,913
General Motors Company
5.200%, 04/01/2045	5,205,000	5,985,026
		12,194,939
Banking - 0.63%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	4,147,000	4,541,670
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (b) (r)	2,397,000	2,453,857
		6,995,527
Building & Construction - 2.18%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	7,025,000	7,278,919
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875%, 02/15/2030 (r)	5,584,000	5,592,711
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	5,755,000	6,178,338
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,153,000	5,294,707
		24,344,675
Building Materials - 2.34%
ARCOSA, Inc.
4.375%, 04/15/2029 (e) (r)	4,195,000	4,224,314
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	4,950,000	5,070,359
Builders FirstSource, Inc.
6.750%, 06/01/2027 (r)	4,550,000	4,902,625
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (r)	2,684,000	2,653,805
Resideo Funding, Inc.
6.125%, 11/01/2026 (r)	4,755,000	5,020,852
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	3,810,000	4,258,818
		26,130,773
Cable & Satellite TV - 3.98%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (c) (r)	16,791,000	18,027,489
CSC Holdings LLC
5.750%, 01/15/2030 (r)	7,716,000	8,136,522
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	6,000,000	6,318,000
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	5,953,000	6,327,086
Ziggo BV
4.875%, 01/15/2030 (r)	5,461,000	5,592,119
		44,401,216
Chemicals - 2.23%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	5,240,000	5,483,922
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,932,000	3,303,045
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.375%, 09/01/2025 (r)	3,368,000	3,468,282
5.125%, 04/01/2029 (r)	5,996,000	6,190,870
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	6,119,000	6,377,895
		24,824,014
Consumer - Products - 0.51%
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	5,335,000	5,725,122

Consumer/Commercial/Lease Financing - 1.81%
Credit Acceptance Corp.
6.625%, 03/15/2026	5,555,000	5,860,525
DAE Funding LLC
5.000%, 08/01/2024 (r)	5,786,000	5,970,429
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	4,200,000	4,568,505
Rent-A-Center, Inc.
6.375%, 02/15/2029 (r)	3,602,000	3,827,125
		20,226,584
Diversified Capital Goods - 2.99%
EnPro Industries, Inc.
5.750%, 10/15/2026	2,626,000	2,788,970
General Electric Company
3.514% (3 Month LIBOR USD + 3.330%), Perpetual (b)	17,624,000	16,676,710
Matthews International Corp.
5.250%, 12/01/2025 (r)	6,692,000	6,942,247
Vertical US Newco, Inc.
5.250%, 07/15/2027 (r)	6,607,000	6,929,091
		33,337,018
Electric - Generation - 0.77%
Calpine Corp.
5.000%, 02/01/2031 (r)	3,165,000	3,093,788
3.750%, 03/01/2031 (r)	5,794,000	5,530,952
		8,624,740
Electric - Integrated - 0.47%
PG&E Corp.
5.000%, 07/01/2028	2,545,000	2,692,101
5.250%, 07/01/2030	2,446,000	2,595,817
		5,287,918
Energy - Exploration & Production - 5.48%
Apache Corp.
4.875%, 11/15/2027	3,421,000	3,511,657
4.375%, 10/15/2028	3,656,000	3,650,516
Callon Petroleum Company
6.375%, 07/01/2026	8,964,000	7,103,970
HighPoint Operating Corp.
8.750%, 06/15/2025 (d)	12,312,000	7,202,520
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	9,381,000	7,571,171
Murphy Oil Corp.
6.375%, 07/15/2028	5,115,000	5,128,299
Occidental Petroleum Corp.
3.500%, 08/15/2029	9,144,000	8,591,245
6.125%, 01/01/2031	3,030,000	3,351,407
Range Resources Corp.
9.250%, 02/01/2026	5,682,000	6,180,709
SM Energy Company
10.000%, 01/15/2025 (r)	3,117,000	3,512,469
Southwestern Energy Company
7.750%, 10/01/2027	4,968,000	5,318,865
		61,122,828
Food - Wholesale - 1.57%
Kraft Heinz Foods Company
5.000%, 07/15/2035	3,247,000	3,742,870
Post Holdings, Inc.
4.500%, 09/15/2031 (r)	7,600,000	7,525,900
TreeHouse Foods, Inc.
4.000%, 09/01/2028	6,220,000	6,275,638
		17,544,408
Food & Drug Retailers - 0.55%
Murphy Oil USA, Inc.
5.625%, 05/01/2027	4,204,000	4,408,146
Parkland Corp.
4.500%, 10/01/2029 (e) (r)	1,729,000	1,735,484
		6,143,630
Forestry/Paper - 2.92%
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 01/15/2026 (r)	5,827,000	6,114,708
Mercer International, Inc.
5.125%, 02/01/2029 (r)	7,529,000	7,809,455
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	3,261,000	3,134,636
7.625%, 01/15/2026 (r)	3,489,000	3,711,424
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	6,282,000	6,681,284
SpA Holdings 3 Oy
4.875%, 02/04/2028 (r)	5,077,000	5,104,289
		32,555,796
Gaming - 3.77%
Boyd Gaming Corp.
6.000%, 08/15/2026	4,864,000	5,076,439
Churchill Downs, Inc.
5.500%, 04/01/2027 (r)	4,606,000	4,824,854
International Game Technology PLC
6.250%, 01/15/2027 (r)	6,198,000	6,878,664
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (c) (r)	6,545,000	6,830,657
MGM China Holdings Ltd.
5.875%, 05/15/2026 (r)	5,483,000	5,763,126
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	6,163,000	6,393,373
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	6,007,000	6,284,824
		42,051,937
Gas Distribution - 2.39%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	5,700,000	5,711,942
EQM Midstream Partners LP
5.500%, 07/15/2028	6,528,000	6,866,607
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	5,575,000	5,656,813
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	8,325,000	8,403,047
		26,638,409
Health Facilities - 3.15%
CHS / Community Health Systems, Inc.
8.000%, 03/15/2026 (r)	6,901,000	7,468,953
6.875%, 04/01/2028 (r)	3,447,000	3,148,300
Encompass Health Corp.
4.625%, 04/01/2031	6,005,000	6,222,681
HCA, Inc.
5.875%, 02/01/2029 (c)	6,222,000	7,259,238
Tenet Healthcare Corp.
6.250%, 02/01/2027 (c) (r)	4,675,000	4,942,691
5.125%, 11/01/2027 (r)	5,782,000	6,060,692
		35,102,555
Health Services - 1.05%
Charles River Laboratories International, Inc.
4.000%, 03/15/2031 (r)	5,750,000	5,852,350
DaVita, Inc.
4.625%, 06/01/2030 (r)	5,735,000	5,850,331
		11,702,681
Hotels - 1.00%
Travel + Leisure Company
4.625%, 03/01/2030 (r)	4,810,000	4,994,127
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)	5,982,000	6,127,811
		11,121,938
Investments & Miscellaneous Financial Services - 0.81%
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual (b)	8,930,000	8,985,813

Machinery - 1.05%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	7,098,000	6,981,912
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (e) (r)	4,620,000	4,744,971
		11,726,883
Media - Diversified - 0.97%
National CineMedia LLC
5.750%, 08/15/2026	9,117,000	7,964,247
5.875%, 04/15/2028 (r)	3,041,000	2,835,732
		10,799,979
Media Content - 0.53%
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	5,590,000	5,963,831

Medical Products - 0.76%
Varex Imaging Corp.
7.875%, 10/15/2027 (c) (r)	7,550,000	8,418,250

Metals/Mining Excluding Steel - 1.94%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	7,561,000	7,745,866
Kaiser Aluminum Corp.
6.500%, 05/01/2025 (r)	5,254,000	5,580,799
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (c) (r)	8,009,000	8,315,945
		21,642,610
Oil Field Equipment & Services - 3.65%
Bristow Group, Inc.
6.875%, 03/01/2028 (r)	2,770,000	2,766,219
ChampionX Corp.
6.375%, 05/01/2026	2,676,000	2,812,637
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (c)	10,190,000	9,411,942
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	4,331,000	3,570,368
Shelf Drilling Holdings Ltd.
8.875%, 11/15/2024 (r)	1,783,000	1,787,457
8.250%, 02/15/2025 (r)	10,331,000	7,561,001
TechnipFMC PLC
6.500%, 02/01/2026 (r)	7,045,000	7,376,449
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	5,863,000	5,430,223
		40,716,296
Oil Refining & Marketing - 1.55%
Parkland Corp.
5.875%, 07/15/2027 (r)	5,451,000	5,822,349
PBF Holding Company LLC / PBF Finance Corp.
9.250%, 05/15/2025 (r)	4,099,000	4,190,715
6.000%, 02/15/2028 (c)	9,762,000	7,229,982
		17,243,046
Packaging - 0.84%
Mauser Packaging Solutions Holding Company
7.250%, 04/15/2025 (r)	1,995,000	1,997,494
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (c) (r)	7,120,000	7,338,050
		9,335,544
Personal & Household Products - 1.27%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	5,526,000	5,843,110
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	5,094,000	5,119,470
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.000%, 12/31/2026 (r)	3,181,000	3,184,976
		14,147,556
Pharmaceuticals - 1.76%
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (r)	5,755,000	5,726,225
7.250%, 05/30/2029 (r)	5,743,000	6,420,301
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (r)	7,062,000	7,499,561
		19,646,087
Printing & Publishing - 1.20%
Meredith Corp.
6.500%, 07/01/2025 (r)	4,137,000	4,451,433
6.875%, 02/01/2026	3,903,000	4,021,261
Vericast Corp.
8.375%, 08/15/2022 (r)	4,790,000	4,885,800
		13,358,494
Real Estate Development & Management - 0.51%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (r)	5,710,000	5,638,625

Recreation & Travel - 2.14%
Carnival Corp.
11.500%, 04/01/2023 (r)	6,467,000	7,422,208
5.750%, 03/01/2027 (r)	2,630,000	2,702,325
TripAdvisor, Inc.
7.000%, 07/15/2025 (r)	5,276,000	5,715,886
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	8,047,000	7,968,019
		23,808,438
Reinsurance - 0.60%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	6,222,000	6,688,650

Restaurants - 0.75%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	4,596,000	4,440,885
Dave & Buster's, Inc.
7.625%, 11/01/2025 (r)	3,625,000	3,881,016
		8,321,901
Software/Services - 0.88%
Twilio, Inc.
3.625%, 03/15/2029	5,510,000	5,591,713
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	4,121,000	4,227,858
		9,819,571
Specialty Retail - 4.10%
Academy Ltd.
6.000%, 11/15/2027 (r)	5,004,000	5,279,220
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044	10,047,000	9,171,957
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	10,044,000	8,688,060
L Brands, Inc.
6.625%, 10/01/2030 (r)	1,870,000	2,138,672
Liberty Interactive LLC
8.250%, 02/01/2030 (c)	8,200,000	9,322,375
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	5,547,000	5,767,882
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	5,266,000	5,392,173
		45,760,339
Steel Producers/Products - 0.44%
Allegheny Technologies, Inc.
5.875%, 12/01/2027	4,756,000	4,931,377

Support - Services - 1.83%
Fluor Corp.
4.250%, 09/15/2028	4,341,000	4,401,774
Gartner, Inc.
4.500%, 07/01/2028 (r)	4,736,000	4,889,920
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	4,424,000	4,716,316
Vizient, Inc.
6.250%, 05/15/2027 (r)	6,048,000	6,439,971
		20,447,981
Technology Hardware & Equipment - 1.98%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	3,833,000	3,915,026
CommScope, Inc.
6.000%, 03/01/2026 (r)	5,301,000	5,592,555
NCR Corp.
6.125%, 09/01/2029 (r)	5,571,000	5,907,711
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	6,450,000	6,689,875
		22,105,167
Telecom - Satellite - 0.48%
Telesat Canada / Telesat LLC
6.500%, 10/15/2027 (r)	5,324,000	5,340,611

Telecom - Wireline Integrated & Services - 0.82%
Frontier Communications Corp.
5.875%, 10/15/2027 (r)	3,170,000	3,366,144
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.000%, 04/15/2023 (r)	5,678,000	5,780,913
		9,147,057
Theaters & Entertainment - 0.52%
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (r)	5,196,000	5,774,211
Tobacco - 0.49%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,266,000	5,476,640

Transport Infrastructure/Services - 0.82%
GasLog Ltd.
8.875%, 03/22/2022	8,934,000	9,144,083
Total corporate bonds (Cost $866,495,134)		896,345,706

CONVERTIBLE BONDS - 1.16%
Hotels - 0.55%
Pebblebrook Hotel Trust
1.750%, 12/15/2026	5,190,000	6,098,250

REITs - 0.52%
GEO Corrections Holdings, Inc.
6.500% (Principal Only), 02/23/2026 (r)	5,495,000	5,765,519

Software/Services - 0.09%
Twitter, Inc.
0.000% (Principal Only), 03/15/2026 (r)	1,132,000	1,075,400
Total convertible bonds (Cost $11,817,048)		12,939,169

ASSET-BACKED SECURITIES - 0.45%
Airlines - 0.45%
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.250%, 04/01/2029 (r)	4,624,000	4,981,091
Total asset-backed securities (Cost $4,698,166)		4,981,091

TERM LOANS - 7.37%
Building & Construction - 0.54%
Tutor Perini Corp.
5.500% (9 Month LIBOR USD + 4.500%), 08/18/2027 (Acquired 08/14/2020, Cost $5,839,607) (b) (m)	5,952,575	6,028,857

Building Materials - 0.46%
Foundation Building Materials, Inc.
3.750% (1 Month LIBOR USD + 3.250%), 01/31/2028 (Acquired 02/03/2021, Cost $1,873,726) (b) (m)	1,873,726	1,858,970
3.750% (1 Month LIBOR USD + 3.250%), 01/31/2028 (Acquired 02/03/2021, Cost $3,231,884) (b) (m)	3,239,984	3,214,469
		5,073,439
Chemicals - 0.57%
Momentive Performance Materials USA LLC
3.360% (1 Month LIBOR USD + 3.250%), 05/15/2024 (Acquired 04/18/2019, Cost $6,405,652) (b) (m)	6,437,841	6,335,898

Consumer/Commercial/Lease Financing - 0.31%
Rent-A-Center, Inc.
4.750% (1 Month LIBOR USD + 4.000%), 02/17/2028 (Acquired 02/04/2021, Cost $3,402,055) (b) (m)	3,405,000	3,429,124

Forestry/Paper - 0.30%
Schweitzer-Mauduit International, Inc.
TBD, 01/27/2028 (Acquired 02/23/2021, Cost $3,366,000) (e) (m)	3,400,000	3,395,750

Machinery - 0.62%
Granite US Holdings Corp.
4.200% (3 Month LIBOR USD + 4.000%), 09/30/2026 (Acquired 09/25/2019, Cost $6,738,156) (b) (m)	6,915,633	6,906,989

Metals/Mining Excluding Steel - 0.59%
American Zinc Recycling Corp.
15.000% PIK, 04/12/2023 (Acquired 01/31/2020 - 02/04/2021, Cost $6,667,905) (f) (i) (m) (p) (u)	6,805,523	6,601,358

Oil Field Equipment & Services - 0.52%
ChampionX Holding, Inc.
6.000% (6 Month LIBOR USD + 5.000%), 06/03/2027 (Acquired 05/29/2020 - 06/11/2020, Cost $3,721,456) (b) (m)	3,850,000	3,929,406
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (m) (u)	1,826,992	1,826,992
		5,756,398
Oil Refining & Marketing - 0.27%
Par Petroleum LLC
6.990% (3 Month LIBOR USD + 6.750%), 01/12/2026 (Acquired 02/13/2020 - 03/10/2020, Cost $2,938,308) (b) (m)	3,017,368	3,007,562

Personal & Household Products - 0.51%
Journey Personal Care Corp.
5.000% (3 Month LIBOR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $5,643,640) (b) (m)	5,672,000	5,685,017

Pharmaceuticals - 0.68%
Mallinckrodt International Finance SA
5.750% (3 Month LIBOR USD + 5.000%), 02/24/2025 (Acquired 12/23/2019 - 01/22/2020, Cost $6,611,853) (b) (d) (m)	7,670,271	7,578,381

Software/Services - 0.90%
The Dun & Bradstreet Corp.
3.359% (1 Month LIBOR USD + 3.250%), 02/06/2026 (Acquired 02/01/2019, Cost $4,899,890) (b) (m)	4,974,632	4,954,435
Syncapay, Inc.
7.500% (3 Month LIBOR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020, Cost $4,917,018) (b) (m)	5,117,813	5,117,813
		10,072,248
Specialty Retail - 0.52%
Ascena Retail Group, Inc.
5.250% (1 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 08/23/2019, Cost $7,223,869) (b) (d) (m)	9,145,977	1,598,671
Boardriders, Inc.
7.500% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,233,572) (b) (i) (m)	6,310,860	2,871,441
9.000% (3 Month LIBOR USD + 8.000%), 04/23/2024 (Acquired 10/07/2020 - 02/05/2021, Cost $1,436,175) (b) (m)	1,436,175	1,335,643
		5,805,755
Support - Services - 0.58%
Drive Chassis Holdco LLC
8.484% (3 Month LIBOR USD + 8.250%), 04/10/2026 (Acquired 04/12/2019, Cost $6,084,615) (b) (m)	6,355,000	6,461,859
Total term loans (Cost $89,062,373)		82,138,635
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.09%	Held
Media Content - 0.09%
ViacomCBS, Inc. - Series A
5.750%, 04/01/2024	15,945	1,070,707
Total convertible preferred stocks (Cost $1,432,385)		1,070,707

PREFERRED STOCKS - 1.19%
Hotels - 0.38%
Pebblebrook Hotel Trust - Series E, 6.375%	24,216	596,440
Pebblebrook Hotel Trust - Series F, 6.300%	151,114	3,664,515
		4,260,955
Specialty Retail - 0.81%
Quiksilver, Inc. - Series B (Acquired 07/11/2013 - 08/09/2019, Cost $28,937,490) (a) (f) (i) (m) (u)	13,810,639	8,976,916
Total preferred stocks (Cost $32,872,097)		13,237,871

COMMON STOCKS - 5.96%
Energy - Exploration & Production - 0.60%
Fieldwood Energy, Inc. (a) (f) (i) (u)	30,428	0
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,629,338) (a) (f) (i) (m) (u)	112,702	0
Jonah Energy Parent LLC (Acquired 12/31/2020, Cost $204,836) (a) (f) (i) (m)	13,656	157,044
Lonestar Resources US, Inc. (a) (o)	560,156	3,136,874
PetroQuest Energy, Inc. (a) (f) (i) (o) (u)	8,969,064	0
Unit Corp. (a) (i)	277,175	3,387,078
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	0
		6,680,996
Gas Distribution - 0.20%
Equitrans Midstream Corp.	275,497	2,248,056

Metals/Mining Excluding Steel - 4.39%
American Zinc Recycling Corp. (Acquired 07/19/2012 - 12/10/2019, Cost $43,607,065) (a) (f) (i) (m) (o) (u)	116,127	35,462,955
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $18,046,229) (a) (f) (i) (m) (o) (u)	291	13,535,396
		48,998,351
Oil Field Equipment & Services - 0.77%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (f) (i) (m) (o) (u)	22,361	8,535,417
Total common stocks (Cost $125,813,579)		66,462,820

INVESTMENT COMPANIES - 1.99%
Exchange Traded Funds - 1.99%
iShares Broad USD High Yield Corporate Bond ETF	538,050	22,162,279
Total investment companies (Cost $21,990,537)		22,162,279
Total long-term investments (Cost $1,154,181,319)		1,099,338,278

SHORT-TERM INVESTMENTS - 0.89%	Principal
Time Deposits - 0.89%	Amount
Brown Brothers Harriman & Co., 0.01%, 04/01/2021*	$36	36
Royal Bank of Canada, 0.01%, 04/01/2021*	9,970,645	9,970,645
Total short-term investments (Cost $9,970,681)		9,970,681

Total investments - 99.48% (Cost $1,164,152,000)		1,109,308,959

Other assets in excess of liabilities - 0.52%		5,809,707

Net assets - 100.00%		$1,115,118,666

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2021.
(c)	- All or a portion of this security is segregated for delayed delivery securities and/or unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $75,096,078, which represented 6.73% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $79,527,605, which represented 7.13% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $148,806,363, which represented 13.34% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2021, is set forth below:

						Net Change in
						Unrealized
	Value at				Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2020	Purchases		Sales	Gains (Losses)	Depreciation	March 31, 2021	Dividends	March 31, 2021
American Zinc Recycling Corp.	$25,790,712	$-		$-	$-	$9,672,243	$35,462,955	$-	116,127
Iracore Investments Holdings, Inc.	6,596,271	-		-	-	1,939,146	8,535,417	531,720	22,361
Lonestar Resources US, Inc.	-	1,313,734	*	(515,989)	367,380	1,971,749	3,136,874	-	560,156
PetroQuest Energy, Inc.	0	0	*	-	-	-	0	-	8,969,064
RA Parent, Inc.	8,203,359	-		-	-	5,332,037	13,535,396	-	291
	$40,590,342	$1,313,734		$(515,989)	$367,380	$18,915,175	$60,670,642	$531,720

* Purchases reflect conversion from corporate bond to common stock.
(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $669,693,450, which represented 60.06% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$8,772,008
Investment Companies	22,162,279
Preferred Stocks	4,260,955
Convertible Preferred Stocks	1,070,707
Time Deposits	9,970,681
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy - Exploration & Production	157,044
Convertible Bonds	12,939,169
Corporate Bonds	896,345,706
Asset-Backed Securities	4,981,091
Term Loans	73,710,285
Level 3 --- Significant unobservable inputs:
Common Stocks:
Energy - Exploration & Production	0
Metals/Mining Excluding Steel	48,998,351
Oil Field Equipment & Services	8,535,417
Preferred Stocks:
Specialty Retail	8,976,916
Term Loans	8,428,350

Total Investments	$1,109,308,959

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2021:

	Fair Value at March 31, 2021	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$0	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	57,533,768	Market comparable companies	EBIT multiple	8x - 14x (9.8x)	Increase
Total Common Stocks	57,533,768

Preferred Stocks	8,976,916	Market comparable companies	EBIT multiple	12x-14.5x	Increase

Term Loans	1,826,992	Market quote (stale)	N/A	$100.00	Increase
	6,601,358	Purchase price	N/A	$97.00	Increase
Total Term Loans	8,428,350
	$74,939,034

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2020	$49,618,084	$0	$0	$6,130,631	$55,748,715
Purchases	7,962,425	28,937,490	363,882	2,748,838	40,012,635
Sales	(28,937,490)	-	(7,646,150)	(430,138)	(37,013,778)
Accrued discounts (premiums)	-	-	(36,022)	1,539,912	1,503,890
Realized gains (losses)	(827,164)	(11,261,746)	(15,573,603)	-	(27,662,513)
Change in unrealized appreciation/depreciation	29,717,913	(8,698,828)	22,891,893	(1,560,893)	42,350,085
Transfers into Level 3	-	-	-	-	-
Balance at March 31, 2021	$57,533,768	$8,976,916	$-	$8,428,350	$74,939,034

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2021	$8,979,824	$(19,960,574)	$-	$(1,560,893)	$(12,541,643)

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2021, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2021, the Fund had an outstanding unfunded loan commitment of $622,645.